Translation reserve Translation reserve table (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of reserves within equity [line items]
Cash flow hedging reserve	Share-based compensation reserve
The Company's discretionary share award scheme, the EIP (which superseded the LTIP in June 2025), enables the Company’s Compensation Committee to make grants in the form of rights over ordinary shares (“Awards”), to any Director or employee of the Company. It is the Compensation Committee’s current intention that Awards be granted only to senior management, including senior management also serving as a director, whilst recognizing separate annual restricted share unit awards for Non-Executive Directors.
All Awards are to be settled by physical delivery of shares. Note 8(b) sets out the Non-Executive Directors' and Directors' and Senior Management Restricted share unit awards.

	2025	2024	2023
	€m	€m	€m
Balance as of January 1	26.2	31.4	13.8
Non-Executive Directors' restricted share unit awards charge	0.6	0.6	0.6
Directors' and Senior Management share awards charge	7.8	8.2	23.5
Shares issued upon vesting of awards	(12.6)	(9.9)	(0.3)
Reclassification of awards for settlement of tax liabilities	(5.1)	(4.1)	(6.2)
Balance as of December 31	16.9	26.2	31.4
In many jurisdictions, tax authorities levy taxes on share-based payment transactions with employees that give rise to a personal tax liability for the employee. In some cases, the Company is required to withhold the tax due and to settle it with the tax authority on behalf of the employees. To fulfill this obligation, the terms of the Management Share Awards permit the Company to withhold the number of shares that are equal to the monetary value of the employee’s tax obligation from the total number of shares that otherwise would have been issued to the employee upon vesting. The monetary value of the employee’s tax obligation is recorded as a deduction from the Share based compensation reserve for the shares withheld.
Translation reserve
The translation reserve comprises all foreign exchange differences arising from the translation of the financial statements of foreign operations, as well as from the translation of liabilities that have been used in the past to hedge the Company’s net investment in a foreign subsidiary.

	Year ended December 31,
	2025	2024	2023
	€m	€m	€m
Balance as of January 1	135.3	101.0	89.3
Foreign currency translation adjustments	(32.9)	34.3	11.7
Total presented in Other Comprehensive Income/(loss)	(32.9)	34.3	11.7
Balance as of December 31	102.4	135.3	101.0
The translation reserve as at December 31, 2025 and as at December 31, 2024 did not include any balances relating to continuing hedging relationships. The translation reserve as at December 31, 2025 included €50.8 million (December 31, 2024: €50.8 million) relating to a hedging relationship in respect of GBP net investments that was discontinued in 2021.
reserves
Fair value movements attributable to foreign currency basis are included within other comprehensive income (OCI) as a cost of hedging, thereby excluding its impact from the hedge designation itself. Details of the Company's cash flow hedge accounting can be found in Note 29.
The table below shows the movement in the cash flow hedging reserve and cost of hedging reserve during the year, including the gains or losses arising on the revaluation of hedging instruments during the year and the amount reclassified from Other Comprehensive Income ("OCI") to the Consolidated Statement of Profit or Loss in the year.

	Cross currency and interest rate swaps	Forward currency contracts	Total Cash flow hedge reserve	Cost of Hedging reserve	Total Other reserves
	€m	€m	€m	€m	€m
Balance as of December 31, 2022	12.1	6.9	19.0	0.8	19.8
Change in fair value of hedging instrument recognized in OCI for the year	(30.3)	(22.5)	(52.8)	1.9	(50.9)
Transferred to the carrying value of inventory	—	(4.2)	(4.2)	—	(4.2)
Reclassified from OCI to net finance costs	(8.7)	—	(8.7)	0.9	(7.8)
Deferred tax	10.3	8.9	19.2	(0.7)	18.5
Balance as of December 31, 2023	(16.6)	(10.9)	(27.5)	2.9	(24.6)
Change in fair value of hedging instrument recognized in OCI for the year	56.5	7.4	63.9	2.6	66.5
Transferred to the carrying value of inventory	—	9.4	9.4	—	9.4
Reclassified from OCI to net finance costs	(61.2)	—	(61.2)	0.2	(61.0)
Deferred tax	0.7	(5.2)	(4.5)	(0.7)	(5.2)
Balance as of December 31, 2024	(20.6)	0.7	(19.9)	5.0	(14.9)
Change in fair value of hedging instrument recognized in OCI for the year	(63.8)	(25.2)	(89.0)	(0.7)	(89.7)
Transferred to the carrying value of inventory	—	10.8	10.8	—	10.8
Reclassified from OCI to net finance costs	80.0	—	80.0	(0.7)	79.3
Deferred tax	(4.1)	5.4	1.3	0.3	1.6
Balance as of December 31, 2025	(8.5)	(8.3)	(16.8)	3.9	(12.9)

Reserve of exchange differences on translation [member]
Disclosure of reserves within equity [line items]
Cash flow hedging reserve	investment in a foreign subsidiary.

	Year ended December 31,
	2025	2024	2023
	€m	€m	€m
Balance as of January 1	135.3	101.0	89.3
Foreign currency translation adjustments	(32.9)	34.3	11.7
Total presented in Other Comprehensive Income/(loss)	(32.9)	34.3	11.7
Balance as of December 31	102.4	135.3	101.0
The translation reserve as at December 31, 2025 and as at December 31, 2024 did not include any balances relating to continuing hedging relationships. The translation reserve as at December 31, 2025 included €50.8 million (December 31, 2024: €50.8 million) relating to a hedging relationship in respect of GBP net investments that was discontinued in 2021.